INCOME TAXES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
INCOME TAXES
Schedule of Income tax provision

	Three months ended March 31,
	2020	2019
Expected tax at 21%	$(191,541)	$(206,296)

Nondeductible stock-based compensation	51,047	61,047
Increase (decrease) in valuation allowance	140,494	145,249

Income tax provision	$-	$-

	Year ended December 31,
	2019	2018
Expected tax at 21%	$(699,572)	$(1,018,630)

Nondeductible stock-based compensation	162,897	-
Nondeductible expense (nontaxable income) from derivative liability	-	232,463
Nondeductible amortization of debt discounts	-	22,648
Nondeductible loss on conversion of debt	-	282,221
Increase (decrease) in valuation allowance	536,675	481,298

Income tax provision	$-	$-

Schedule of deferred income tax assets
	March 31,	December 31,
	2020	2019

Net operating loss carryforward	$4,435,577	$4,295,083

Less valuation allowance	(4,435,577)	(4,295,083)

Deferred income tax assets - net	$-	$-

	December 31, 2019	December 31, 2018
Net operating loss carryforward	4,295,083	3,758,408

Less valuation allowance	(4,295,083)	(3,758,408)

Deferred income tax assets - net	$-	$-